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                              ------------------

                         PaineWebber S&P 500 Index Fund
             1285 Avenue of the Americas, New York, New York 10019
                         Prospectus -- October 1, 1998
--------------------------------------------------------------------------------
PaineWebber S&P 500 Index Fund is designed for long-term investors who seek investment results, before fees and expenses, that track the performance results of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index"). The Fund, a series of PaineWebber Index Trust, seeks to replicate the total return of the S&P 500 Index, which is composed of 500 selected large capitalization common stocks.

This Prospectus concisely sets forth information that a prospective investor should know about the Fund before investing. Please read this Prospectus carefully and retain a copy for future reference.

A Statement of Additional Information dated October 1, 1998, has been filed with the Securities and Exchange Commission ("SEC" or "Commission") and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting the Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568. In addition, the Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding registrants that file electronically with the Commission.

--------------------------------------------------------------------------------

THE PAINEWEBBER FAMILY OF MUTUAL FUNDS
The PaineWebber Family of Mutual Funds consists of seven broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. The Fund offered by this Prospectus is in the STOCK FUNDS category.
[] Asset Allocation Funds    [] Global Funds for long-
   for high total return by     term growth by investing
   investing in stocks and      mainly in foreign stocks
   bonds.                       or high current income
                                by investing mainly in
                                global debt instruments.
[] Stock funds for long-
   term growth by investing
   mainly in stocks.         [] Money Market Fund for
                                income and stability by
                                investing in high-
[] Bond Funds for income by     quality, short-term
   investing mainly in          investments.
   bonds.
[] Tax-Free Bond Funds for   [] Funds of Funds for
   income exempt from          either long-term growth
   federal income tax and,     of capital; total
   in some cases, state        return; or income and,
   and local income taxes,     secondarily, growth of
   by investing in             capital by investing in
   municipal bonds.            other PaineWebber mutual
                               funds.

A complete listing of the PaineWebber Family of Mutual Funds is found on the back cover of this Prospectus.

--------------------------------------------------------------------------------

INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUND AND ITS DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

    THESE  SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
      SECURITIES AND  EXCHANGE COMMISSION NOR HAS THE  COMMISSION PASSED
        UPON  THE  ACCURACY  OR   ADEQUACY  OF  THIS  PROSPECTUS.  ANY
           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               Prospectus Page 1

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                              -------------------
                         PaineWebber S&P 500 Index Fund


                               Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
The Fund At A Glance.......................................................   3
Expense Table..............................................................   4
Financial Highlights.......................................................   6
Investment Objective & Policies............................................   7
Investment Philosophy & Process............................................   8
Performance................................................................   8
The Fund's Investments.....................................................   9
Flexible PricingSM.........................................................  11
How To Buy Shares..........................................................  14
How To Sell Shares.........................................................  15
Other Services.............................................................  16
Management.................................................................  17
Determining The Shares' Net Asset Value....................................  18
Dividends & Taxes..........................................................  19
General Information........................................................  20

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                               Prospectus Page 2

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                              -------------------
                        PaineWebber S&P 500 Index Fund

                             The Fund at a Glance
-------------------------------------------------------------------------------

The Fund is not intended to provide a complete investment program but may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in the Fund are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Fund will achieve its goal.

GOAL: To increase the value of your investment by investing in the common stocks of companies in the S&P 500 Index.

INVESTMENT OBJECTIVE: To replicate the total return of the S&P 500 Index, before fees and expenses.

RISKS: Stock prices rise and fall. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Deviations from the performance of the S&P 500 Index may result from shareholder purchases and sales of shares that can occur daily, as well as from fees and expenses borne by the Fund. The Fund may use derivative instruments, such as options and futures contracts, to simulate full investment in the Index while handling cash flows into and out of the Fund and to reduce transaction expenses. These derivatives involve special risks. Investors may lose money by investing in the Fund; investments in the Fund are not guaranteed.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the Fund's investment adviser and administrator.

WHO SHOULD INVEST

The Fund is for investors who seek investment results, before fees and expenses, that track the performance results of the S&P 500 Index. Unlike other mutual funds, which generally seek to "beat" stock market averages and often have unpredictable results, the Fund seeks to "match" the performance of the Index and thus is expected to provide a predictable return relative to its benchmark.

MINIMUM INVESTMENT

To open an account, investors must invest at least $1,000; to add to an account, investors need only $100.

HOW TO PURCHASE SHARES OF THE FUND

Investors may select among these classes of shares.

CLASS A SHARES

The price is the net asset value plus the initial sales charge; the maximum sales charge is 2.5% of the public offering price. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses for Class C shares.

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 1.00% is charged on shares sold within one year of purchase.

CLASS Y SHARES

Class Y shares are offered only to limited groups of investors. The price is the net asset value. Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Investors also do not pay a contingent deferred sales charge when they sell Class Y shares. Class Y shares have lower ongoing expenses than the other classes of shares.

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                               Prospectus Page 3

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                       --------------------------------
                        PaineWebber S&P 500 Index Fund

                                 Expense Table
-------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in each class of shares of the Fund. Because the Fund had less than six months of operation at the end of its initial fiscal period, "Other Expenses" shown below are estimated.

                                                        CLASS A CLASS C CLASS Y
SHAREHOLDER TRANSACTION EXPENSES                        ------- ------- -------
Maximum Sales Charge on Purchases of Shares (as a % of
 offering price)......................................    2.5%   None    None
Sales Charge on Reinvested Dividends (as a % of offer-
 ing price)...........................................   None    None    None
Maximum Contingent Deferred Sales Charge (as a % of
 offering price or net asset value at the time of
 sale, whichever is less).............................   None       1%   None
Exchange Fees.........................................   None    None    None
ANNUAL FUND OPERATING EXPENSES (after December 31,
 1998)*
 (as a % of average net assets)
Management Fees (after waivers).......................   0.00%   0.00%   0.00%
12b-1 Fees............................................   0.25    1.00    None
Other Expenses (after expense reimbursements).........   0.60    0.60    0.60
                                                         ----    ----    ----
Total Operating Expenses (after fee waivers and ex-
 pense reimbursements)*...............................   0.85%   1.60%   0.60%
                                                         ====    ====    ====

-------
*Mitchell Hutchins intends to waive its Management Fees and reimburse Fund expenses so that total operating expenses for Class Y shares through December 31, 1998 (the first year of operations) do not exceed 0.35% of its average net assets. During this period, Mitchell Hutchins will waive Management Fees and reimburse expenses of Class A and Class C shares proportionately. After December 31, 1998, Mitchell Hutchins intends to continue waiving Management Fees and reimburse Fund expenses, if necessary, so that the Total Operating Expenses for each class of shares do not exceed the amounts shown in the table for the fiscal year ending May 31, 1999. Although Mitchell Hutchins currently expects to continue such waivers and expense reimbursements after May 31, 1999, it may discontinue or change them at any time in the future. Without taking into account anticipated fee waivers and expense reimbursements, the Fund's Management Fees, estimated Other Expenses and Total Operating Expenses would be 0.20%, 2.02% and 2.47% for its Class A shares; 0.20%, 2.02% and 3.22%
for its Class C shares; and 0.20%, 2.02% and 2.22% for its Class Y shares.

 CLASS A SHARES: Sales charge waivers and a reduced sales purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells those shares within one year after purchase, a contingent deferred sales charge of 0.50% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.
 CLASS C SHARES: If a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.
 CLASS Y SHARES: No initial or contingent sales charge is imposed, nor are Class Y shares subject to 12b-1 distribution or service fees. Class Y shares may be purchased by participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds ("PW Programs"), when Class Y shares are purchased through that PW Program. Participation in a PW Program is subject to an advisory fee at the effective maximum annual rate of 1.5% of assets held through that PW Program. This account charge is not included in the table because investors who are not PW Program participants also are permitted to purchase Class Y shares of the Fund.

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                               Prospectus Page 4

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                       --------------------------------
                        PaineWebber S&P 500 Index Fund


                                 Expense Table
                                  (Continued)
-------------------------------------------------------------------------------

12b-1 distribution fees are asset-based sales charges. Long-term Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:

                                                         CLASS A CLASS C CLASS Y
                                                         ------- ------- -------
12b-1 service fees......................................  0.25%   0.25%   0.00%
12b-1 distribution fees.................................  0.00    0.75    0.00

For more information, see "Management" and "Flexible PricingSM."

EXAMPLES OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses incurred as shareholders of the Fund. The assumed 5% annual return shown in the examples is required by regulations of the SEC applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF THE FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Class A..........................................................  $33     $51
Class C (Assuming sale of all shares at end of period)...........  $26     $51
Class C (Assuming no sale of shares).............................  $16     $51
Class Y..........................................................  $ 6     $19

 ASSUMPTION MADE IN THE EXAMPLE

 . ALL CLASSES: Reinvestment of all dividends and other distributions;
  percentage amounts listed under "Annual Fund Operating Expenses" remain the same for the years shown.
 . CLASS A SHARES: Deduction of the maximum 2.5% initial sales charge at the time of purchase.
 . CLASS C SHARES: Deduction of a 1% contingent deferred sales charge for sales of shares within one year of purchase.

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                               Prospectus Page 5

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                       --------------------------------
                        PaineWebber S&P 500 Index Fund

                             Financial Highlights
-------------------------------------------------------------------------------

The following table provides investors with data and ratios for one Class Y share for the period shown. The Fund had no Class A or Class C shares outstanding during that period. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the period ended May 31, 1998, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information below, have been audited by Ernst & Young LLP. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

                                                                  CLASS Y
                                                             ------------------
                                                               FOR THE PERIOD
                                                             DECEMBER 31, 1997+
                                                                     TO
                                                                MAY 31, 1998
                                                             ------------------
Net asset value, beginning of period........................       $12.50
                                                                  -------
Net investment income ......................................         0.06
Net realized and unrealized gains from investments and
 futures....................................................         1.56
                                                                  -------
Net increase from investment operations.....................         1.62
                                                                  -------
Net asset value, end of period..............................      $ 14.12
                                                                  =======
Total investment return (1).................................        12.96 %
                                                                  =======
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................      $12,892
  Expenses to average net assets net of waivers and reim-
   bursements from adviser..................................         0.35 %*
  Expenses to average net assets before waivers and reim-
   bursements from adviser .................................         2.22 %*
  Net investment income to average net assets net of waivers
   and reimbursements from adviser..........................         1.41 %*
  Net investment loss to average net assets before waivers
   and reimbursements from adviser..........................        (0.46)%*
  Portfolio Turnover Rate...................................            1 %

-------
+  Commencement of operations.
*  Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized.

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                               Prospectus Page 6

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                              -------------------
                        PaineWebber S&P 500 Index Fund


                        Investment Objective & Policies
-------------------------------------------------------------------------------

The Fund's investment objective is to replicate the total return of the S&P 500 Index, before fees and expenses. The investment objective of the Fund may not be changed without shareholder approval. The Fund's other investment policies, except where noted, are not fundamental and may be changed by its board of trustees ("board").

The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks issued by companies in the S&P 500 Index and in related derivatives, such as options and futures contracts, that simulate investment in the Index. The Fund invests at least 65% of its total assets in a substantial majority of the common stocks issued by companies represented in the S&P 500 Index.

The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), to capture the price performance of a large cross-section of the U.S. publicly traded stock market. These 500 stocks, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all U.S. common stocks. Each stock in the Index is weighted by its total market value relative to the total market value of all securities in the Index. S&P selects the component stocks included in the Index with the aim of achieving a distribution at the Index level representative of the various industry components of the U.S. market for common stocks. Therefore, the 500 stocks do not represent the 500 largest companies. Aggregate market value and trading activity also are considered in the selection process.

The inclusion of a security in the S&P 500 Index in no way implies an opinion by S&P as to the attractiveness of the security as an investment. The Fund is not sponsored, endorsed, sold or promoted by S&P.

ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally or the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and the Index, which is determined, composed, and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the Index. S&P is not responsible for and has not participated in the determination or calculation of the equation by which shares of the Fund are priced or converted into cash. S&P has no obligation or liability in connection with the administration of the Fund or the marketing or sale of the Fund's shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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                               Prospectus Page 7

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                              -------------------
                        PaineWebber S&P 500 Index Fund


                        Investment Philosophy & Process
-------------------------------------------------------------------------------

The Fund is not managed according to traditional methods of "active" management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, it uses a "passive" investment approach in attempting to replicate the investment performance of the S&P 500 Index.

The Fund invests in substantially all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index and, ordinarily, invests in at least 450 stocks that are represented in the Index. If the Fund experiences exceptional levels of purchases or redemptions, the Fund may be delayed in rebalancing its portfolio to reflect the weightings of the common stocks reflected in the Index or may hold less than 450 stocks of the Index. The Fund will be rebalanced as soon as practicable to reflect the common stock weightings represented in the Index and may use derivative instruments to replicate the weightings of the Index in the interim. From time to time, adjustments may be made in the Fund's investments because of changes in the composition of the Index.

Because the Fund seeks to replicate the performance of the S&P 500 Index, a close correlation between the Fund's performance and the performance of the Index is anticipated in both rising and falling markets.

The Fund attempts to achieve a correlation, over time, between the performance of its investments and that of the S&P 500 Index of at least 0.95, before deduction of fees and expenses. A correlation of 1.00 would represent perfect correlation between the Fund's performance and that of the Index. The performance of the Fund versus that of the Index is compared at least weekly. If an unexpected tracking error develops, the Fund's portfolio will be rebalanced to bring it into line with the Index. There can be no assurance that the Fund will achieve its expected results.


-------------------------------------------------------------------------------

                                  Performance
-------------------------------------------------------------------------------


The Fund performs a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in the Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for Class A shares of the Fund reflects deduction of the maximum initial sales charge of 2.5% at the time of purchase, and standardized return for the Class C shares reflects the deduction of the applicable contingent deferred sales charge imposed on a sale of shares held for the period. One-, five- and ten-year periods will be shown, unless the Fund has been in existence for a shorter period. If so, returns will be shown for the period since inception, known as "Life." Total return calculations assume reinvestment of dividends and other distributions.

The Fund may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Fund will fluctuate. The amount investors receive when selling shares may be more or less than what they paid.

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                               Prospectus Page 8

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                              -------------------
                        PaineWebber S&P 500 Index Fund


                            The Fund's Investments

-------------------------------------------------------------------------------


EQUITY SECURITIES. Equity securities include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

RISKS
EQUITY SECURITIES. While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the Fund may experience a substantial or complete loss on an individual common stock investment.

INDEX INVESTING AND OPEN-END INVESTMENT COMPANIES. While the Fund attempts to replicate, before deduction of fees and operating expenses, the investment results of the S&P 500 Index, the Fund's investment results generally will not be identical to those of the Index. Deviations from the performance of the Index may result from shareholder purchases and sales of shares that can occur daily, as well as from fees and expenses borne by the Fund.

FOREIGN SECURITIES. The S&P 500 Index includes some U.S. dollar-denominated foreign securities that are traded on recognized U.S. exchanges or on the U.S. over-the-counter ("OTC") market. Investing in the securities of foreign companies may involve more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

DERIVATIVES. Some of the instruments in which the Fund may invest may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. Derivatives include options and futures contracts that may be used to simulate full investment in the S&P 500 Index and in other strategies. There is limited consensus as to what constitutes a "derivative" security or instrument. The market value of derivatives sometimes is more volatile than that of other investments, and each type of derivative may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Fund.

COUNTERPARTIES. The Fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the Fund does business.

INDUSTRY CONCENTRATION POLICY. The Fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in the S&P 500 Index.

YEAR 2000 RISK. Like other mutual funds and other financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by Mitchell Hutchins, other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

Similarly, the companies in which the Fund invests and trading systems used by the Fund could be adversely affected by the Year 2000 Issue. The ability of a company or trading system to respond successfully to the Year 2000 Issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact.

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                               Prospectus Page 9

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                              -------------------
                        Paine Webber S&P 500 Index Fund


INVESTMENT TECHNIQUES AND STRATEGIES

STRATEGIES USING DERIVATIVES. The Fund may use derivatives, which may include options (both exchange traded and OTC) and futures contracts in strategies intended to simulate full investment in the S&P 500 Index while retaining a cash balance for Fund management purposes, such as to provide liquidity to meet anticipated sales of its shares by shareholders and for Fund operating expenses. The Fund may also use these derivatives to reduce the risk of adverse price movements in the securities in the Index while investing cash received from investor purchases of Fund shares, to facilitate trading and to reduce transaction costs. New financial products and management techniques continue to be developed and may be used by the Fund if consistent with its investment objective and policies. The Statement of Additional Information contains further information on these derivatives and related strategies.

The Fund might not use any derivative instruments or strategies, and there can be no assurance that using them will succeed. If Mitchell Hutchins is incorrect in its judgment on market values or other economic factors in using a strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

 . the possibility of imperfect correlation between price movements of derivatives used in the Fund's strategies and price movements of the securities in the S&P 500 Index;

 . possible constraints placed on the Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities; and

 . the possibility that the Fund is unable to close out or liquidate its position in derivatives.

LENDING PORTFOLIO SECURITIES. The Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets. Lending securities enables the Fund to earn additional income, but could result in a loss or delay in recovering these securities.

CASH MANAGEMENT. The Fund expects to use derivatives to provide liquidity for anticipated sales of its shares by shareholders and for Fund operating expenses and to manage cash flows into the Fund pending investment in securities in the S&P 500 Index. The Fund may also invest in cash or investment grade U.S. money market instruments, including repurchase agreements, for liquidity purposes or pending investment in other securities. The Fund is authorized to invest up to 35% of its total assets in cash or money market instruments, although it expects these investments will represent a much smaller portion of its total assets under normal circumstances.

Repurchase agreements are transactions in which the Fund purchases obligations from a bank or securities dealer or its affiliates and simultaneously commits to resell the obligations to that counterparty, usually no more than seven days after purchase. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying obligations. Repurchase agreeements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. The Fund does not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins has determined the securities are liquid, based upon the trading markets for the securities under procedures approved by the board.

OTHER INFORMATION. The Fund may purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery. The Fund would not pay for the securities or start earning interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. The Fund may borrow money for temporary or emergency purposes in an amount up to 33 1/3% of its total assets, including up to 5% of its net assets in reverse repurchase agreements.

                                  ----------
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                              Prospectus Page 10

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund


                               Flexible Pricing

-------------------------------------------------------------------------------

The Fund offers through this Prospectus three classes of shares that differ in terms of sales charges and expenses. An eligible investor can select the class that is best suited to his or her investment needs, based upon the holding period and the amount of the investment.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 2.5% of the public offering price next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Fund's transfer agent ("Transfer Agent"), receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class C shares. Class A shares sales charges are calculated as follows:

                           SALES CHARGE AS A PERCENTAGE OF:   DISCOUNTS TO SELECTED
                          ---------------------------------- DEALERS AS PERCENTAGE OF
 MOUNT OF INVESTMENTA     OFFERING PRICE NET AMOUNT INVESTED                         OFFERING PRICE
--------------------      -------------- ------------------- ------------------------
 Less than $100,000......      2.50%            2.56%                  2.25%
 $100,000 to $249,999....      2.00             2.04                   1.75
 $250,000 to $499,999....      1.50             1.52                   1.25
 $500,000 to $999,999....      1.00             1.01                   0.75
 $1,000,000 and over(1)..      None             None                   0.50(2)

-------
(1) A contingent deferred sales charge of 0.50% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of any dividends or other distributions are not subject to the 0.50% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may withdraw no more than 12% of the value of the Fund account under the Plan in the first year after purchase.
(2) Mitchell Hutchins pays 0.50% to PaineWebber.

SALES CHARGE REDUCTIONS & WAIVERS

Investors purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction in either case, please refer to the chart above.

Investors may also qualify for a lower sales charge when they combine their purchases with those of:

 . their spouses, parents or children under age 21;

 . their Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . any company controlled by the investors;

 . trusts created by the investor;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of investors for the benefit of the investors' children; or

 . accounts with the same adviser.

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

 . is an employer, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 11

-------------------------------------------------------------------------------
                              -------------------
                        Paine Webber S&P 500 Index Fund


 . is the spouse, parent or child of any of the above;

 . buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

 . was the investment executive's client at the competing brokerage firm;

 . within 90 days of buying Class A shares in this Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

 . the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

 . is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;

 . is an employer establishing an employee benefit plan qualified under section
  401, including a salary reduction plan qualified under section 401(k) or section 403(b), of the Internal Revenue Code ("Code") (each a "qualified plan"). (This waiver is subject to minimum requirements, with respect to the number of employees and amount of plan assets, established by Mitchell Hutchins. Currently, a plan must have 50 or more eligible employees and at least $1 million in plan assets.) For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested;

 . is a participant in the PaineWebber Members Only Program(TM). For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested;

 . is a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed 1% of the amount invested;

 . acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to supplement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

 . acquires Class A shares in connection with a reorganization pursuant to which the Fund acquires substantially all of the assets and liabilities of another investment company in exchange solely for shares of the Fund; or

 . acquires Class A shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that met certain other conditions described in its prospectus.

For more information on how to get any reduced sales charge, investors should contact their investment executive at PaineWebber or one of its correspondent firms or call 1-800-647-1568. Investors must provide satisfactory information to PaineWebber or the Fund if they seek any of these sales charge reductions or waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class C shares, 100% of their purchase is immediately invested.

A contingent deferred sales charge of 1% of the offering price (net asset value at the time of purchase) or net asset value of the shares at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Other PaineWebber mutual funds may impose a

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 12

-------------------------------------------------------------------------------
                              -------------------
                        Paine Webber S&P 500 Index Fund


different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on the Class C shares of the PaineWebber mutual fund originally purchased. Class C shares representing reinvestment of any dividends or capital gains are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan also are not subject to this charge. However, investors may withdraw no more than 12% of the value of the Fund account under the Plan in the first year after purchase.

CLASS Y SHARES

HOW PRICE IS CALCULATED. Class Y shares are sold to eligible investors at the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Because investors do not pay an initial sales charge when they buy Class Y shares, 100% of their purchase is immediately invested. The ongoing expenses for Class Y shares are lower than the other classes because Class Y shares are not subject to rule 12b-1 service or distribution fees.

LIMITED GROUPS OF INVESTORS. Only the following investors are eligible to buy Class Y shares:

 . a participant in the PaineWebber Program listed below, when Class Y shares are purchased through that program;

 . an investor who buys $10 million or more at any one time in any combination of the Fund and any PaineWebber mutual fund in the Flexible Pricing
  System SM;

 . an employee benefit plan qualified under section 401, including a salary reduction plan qualified under section 401(k), or 403(b) of the Code that has either

 . 5,000 or more eligible employees or

 . $50 million or more in assets; and

 . an investment company advised by PaineWebber or an affiliate of PaineWebber.

PACE MULTI-ADVISOR PROGRAM. An investor who participates in the PACE Multi-Advisor Program is eligible to purchase Class Y shares. The PACE Multi-Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the Pace Multi-Advisor Program is subject to payment of an advisory fee to PaineWebber at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee.

Please contact your PaineWebber investment executive or PaineWebber's correspondent firms for more information concerning mutual funds that are available to the PACE Multi-Advisor Program.

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 13

                              -------------------
                        PaineWebber S&P 500 Index Fund

                               How to Buy Shares

Shares are purchased at the next share price calculated after the purchase order is received by PaineWebber's New York City headquarters or the Transfer Agent. Prices are calculated for each class of the Fund's shares once each Business Day, at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time). Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business.

The Fund and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge. Investors in Class Y shares must provide satisfactory information to PaineWebber or the Fund that they are eligible to purchase Class Y shares.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters. Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent (PFPC Inc.) by completing an account application which may be obtained by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Investors who are new to PaineWebber may complete and sign an account application and mail it along with a check. Investors also may open an account in person.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

 . mail an application with a check; or

 . open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

   To open an account............. $1,000
   To add to an account........... $  100

The Fund may waive or reduce these minimums for:

 . employees of PaineWebber or its affiliates; or

 . participants in certain pension plans, retirement accounts, investment programs or the Fund's automatic investment plan.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Class A and C shares for the same class of most other PaineWebber mutual funds. Class Y shares are not exchangeable. For classes where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange.

Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

 . Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.

 . Investors who do not have an account with an investment executive at PaineWebber or one of its

-------------------------------------------------------------------------------
                                  ----------
                              Prospectus Page 14

--------------------------------------------------------------------------------
                               -------------------
                        PaineWebber S&P 500 Index Fund

 correspondent firms may exchange their shares by writing a "letter of instruction" to the Transfer Agent. The letter of instruction must include:

 . the investor's name and address;

 . the Fund's name;

 . the Fund account number;

 . the dollar amount or number of shares to be sold; and

 . a guarantee of each registered owner's signature. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

No contingent deferred sales charge is imposed when Class A or C shares are exchanged for the corresponding class of shares of other PaineWebber mutual funds. A Fund will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon 60 days' notice. See the back cover of this Prospectus for a list of other PaineWebber mutual funds.

-------------------------------------------------------------------------------

                              How to Sell Shares
-------------------------------------------------------------------------------


Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated (less any contingent deferred sales charge) after the order is received by PaineWebber's New York City headquarters or the Transfer Agent. Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time). Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day.

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C shares and last, Class Y shares.

If a shareholder wants to sell shares that were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executives. PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' sell orders to PaineWebber's New York City headquarters. Investors who do not have an account and have bought their shares through the Fund's Transfer Agent (PFPC Inc.), may sell shares by writing a "letter of instruction" to the Transfer Agent, as detailed in "How to Exchange Shares."

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, it reserves the right to purchase back all of its shares in any shareholder account with a net asset value of less than $5,000. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $5,000 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $5,000 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.

                                  ----------
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                              Prospectus Page 15

                              -------------------
                        PaineWebber S&P 500 Index Fund

                                Other Services
------------------------------------------------------------------------------

Investors should consult their investment executives at PaineWebber or one of its correspondent firms to learn more about the following services available with respect to the Fund's Class A and Class C shares:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more monthly, quarterly, semiannually or annually from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of "dollar cost averaging."

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their Fund accounts. To participate in this Plan, an investor's Class A or Class C shares must have a minimum value of $5,000; the minimum value of withdrawals is $100.

An investor may not withdraw more than 12% of the value of the Fund account when the investor signed up for the Plan during the first year under the Plan. Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-directed Individual Retirement Accounts ("IRAs") are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of the Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

-------------------------------------------------------------------------------
                                  ----------
                              Prospectus Page 16

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund

                                  Management
-------------------------------------------------------------------------------

The Fund is governed by a board of trustees, which oversees its operations. The Fund has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board). As investment adviser and administrator, Mitchell Hutchins supervises all aspects of the Fund's operations and makes and implements all investment decisions for the Fund.

In accordance with procedures adopted by the board, brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates and the Fund may pay fees, including fees calculated as a percentage of earnings, to PaineWebber for its services as lending agent in its portfolio securities lending program. Personnel of Mitchell Hutchins may engage in securities transactions for their own accounts pursuant to Mitchell Hutchins' code of ethics, which establishes procedures for personal investing and restricts certain transactions.

ABOUT THE INVESTMENT ADVISER

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York 10019, is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On August 31, 1998, Mitchell Hutchins was adviser or sub-adviser of 32 investment companies with 68 separate portfolios and aggregate assets of approximately $38.9 billion.

T. Kirkham Barneby is responsible for the day-to-day management of the Fund's portfolio. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994 after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

MANAGEMENT FEES & OTHER EXPENSES

The Fund incurs various expenses in its operations, such as the management fee paid to Mitchell Hutchins, 12b-1 service and distribution fees, custody and transfer agency fees, professional fees, expenses of board and shareholder meetings, fees and expenses relating to registration of its shares, taxes and governmental fees, fees and expenses of trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials, organizational expenses and extraordinary expenses, including costs or losses in any litigation.

The Fund has agreed to pay Mitchell Hutchins a management fee at the annual rate of 0.20% of the Fund's average daily net assets. Mitchell Hutchins intends to waive its management fees and reimburse Fund expenses, if necessary, so that the total operating expenses for the fiscal year ending May 31, 1999 do not exceed 0.85% for Class A shares, 1.60% for Class C shares and 0.60% for Class Y shares. Although Mitchell Hutchins currently expects to continue such waivers and expense reimbursements after May 31, 1999, it may discontinue or change them at any time in the future.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under the distribution plan for Class A and Class C shares ("Class A Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins:

 . Monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares.

 . Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C shares.

                                  ----------
                              Prospectus Page 17

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund

Mitchell Hutchins uses the service fees under the Plans primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class C Plan to:

 . Offset the commissions it pays to PaineWebber for selling the Fund's Class C shares.

 . Offset the Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from the Fund or investors at the time Class C shares are bought.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for Class A and Class C shares ("Distribution Contracts") specify that the service and distribution fees paid to Mitchell Hutchins are not reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service and distribution fees it receives, the Fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of the Plan will be Mitchell Hutchins' sole responsibility and not that of the Fund. Annually, the board reviews each Plan and Mitchell Hutchins' corresponding expenses for that class of shares separately from the Plan and expenses of the other class.


-------------------------------------------------------------------------------

                    Determining the Shares' Net Asset Value

-------------------------------------------------------------------------------

The net asset value of the Fund's shares fluctuates and is determined separately for each class, normally as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time) each Business Day. The Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, and trading on the NYSE will not resume again that day, the Fund's net asset value per share will be calculated at the time trading was halted.

The Fund values its assets based on its current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of the board.

Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value.

                                  ----------
-------------------------------------------------------------------------------
                              Prospectus Page 18

                              -------------------
                        PaineWebber S&P 500 Index Fund


                               Dividends & Taxes
-------------------------------------------------------------------------------
DIVIDENDS

The Fund pays an annual dividend from its net investment income and net short-term capital gain, if any. The Fund also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. The Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gains.

Dividends and other distributions paid on each class of shares of the Fund are calculated at the same time and in the same manner. Dividends on Class A and Class C shares of the Fund are expected to be lower than those on its Class Y shares because shares of the first two classes have higher expenses resulting from their service fees and, in the case of Class C shares, their distribution fees. Similarly, dividends on Class C shares are expected to be lower than those on Class A shares because Class A shares bear no distribution fees. Dividends on each class might also be affected differently by the allocation of other class-specific expenses. See "General Information."

The Fund's dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to them by check or credited to their PaineWebber accounts, should contact their investment executives at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

The Fund intends to continue to qualify for treatment as a regulated investment company under the Code so that it will not have to pay federal income tax on the part of its investment company taxable income and net capital gain that it distributes to its shareholders. Investment company taxable income generally consists of net investment income and net short-term capital gain (the excess of gains from the sale or exchange of capital assets held for not more than one year over losses from those assets).

Dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to its shareholders as ordinary income. Distributions of the Fund's net capital gain (whether paid in cash or additional shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Under the Taxpayer Relief Act of 1997, as modified by recent legislation, the maximum tax rate applicable to a non-corporate taxpayer's net capital gain recognized on capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket). In the case of a regulated investment company such as the Fund, the relevant holding period is determined by how long the Fund has held the portfolio securities on which the gain was realized, not by how long the shareholders have held their Fund shares. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions.

YEAR-END TAX REPORTING

Following the end of each calendar year, the Fund notifies its shareholders of the amounts of dividends and capital gain distributions paid (or deemed paid) for that year including any portion of those dividends that qualifies for special treatment.

BACKUP WITHHOLDING

The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

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                              Prospectus Page 19

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                        PaineWebber S&P 500 Index Fund

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

A shareholder's sale (redemption) of shares may result in a taxable gain or loss. This depends upon whether the shareholder receives more or less than the shareholder's adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of a Fund's shares for shares of another PaineWebber mutual fund generally will have the same tax consequences. In addition, if Fund shares are bought within 30 days before or after selling other Fund shares (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

                                    * * * *

Because the foregoing only summarizes some of the important tax considerations affecting the Fund and its shareholders, prospective shareholders are urged to consult their tax advisers.


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                              General Information
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ORGANIZATION

The Fund is a diversified series of PaineWebber Index Trust ("Trust"), an open-end management investment company formed on May 27, 1997 as a business trust under the laws of Delaware. The board has authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $0.001 per share.

SHARES

The shares of the Fund are divided into three classes, Class A, Class C and Class Y. Each class represents an identical interest in the Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, distribution and/or service fees, other expenses allocable exclusively to that class and voting rights on matters exclusively affecting that class and its exchange privilege. The different charges applicable to the different classes of shares of the Fund will affect the performance of those classes.

Each share of the Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, C and Y shares will differ.

VOTING RIGHTS

Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and the holders of more than 50% of all the shares of the Fund may elect all the board members of the Trust. The shares of the Fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class, such as the terms of a distribution plan as it relates to the class. As of August 31, 1998 PaineWebber owns more than 69% of the outstanding shares of the Fund and may be deemed controlling persons of the Fund until additional investors purchase Fund shares.

SHAREHOLDER MEETINGS

The Fund does not intend to hold annual meetings.

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                              Prospectus Page 20

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                        PaineWebber S&P 500 Index Fund

Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

REPORTS TO SHAREHOLDERS

The Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated by this reference into this Prospectus, is available to shareholders upon request.

CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the Fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

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                              Prospectus Page 21

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                                   ---------


                         PaineWebber S&P 500 Index Fund
                         Prospectus -- October 1, 1998

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 .PAINEWEBBER BOND FUNDS      .PAINEWEBBER STOCK FUNDS

  High Income Fund             Financial Services Growth Fund
  Investment Grade Income      Growth Fund
  Fund                         Growth and Income Fund
  Low Duration U.S.            Mid Cap Fund
  Government  Income Fund      Small Cap Fund
  Strategic Income Fund        S&P 500 Index Fund
  U.S. Government Income       Utility Income Fund
  Fund


 .PAINEWEBBER TAX-FREE BOND   .PAINEWEBBER GLOBAL FUNDS
   FUNDS
                               Asia Pacific Growth Fund
  California Tax-Free          Emerging Markets Equity Fund
  Income Fund                  Global Equity Fund
  Municipal High Income        Global Income Fund
  Fund
  National Tax-Free
  Income Fund
  New York Tax-Free
  Income Fund

 . PAINEWEBBER                .PAINEWEBBER MONEY MARKET FUND
   ASSETALLOCATION FUNDS


  Balanced Fund               .PAINEWEBBER FUNDS OF FUNDS

  Tactical Allocation
  Fund Mitchell Hutchins Conservative Portfolio Mitchell Hutchins Moderate Portfolio Mitchell Hutchins Aggressive Portfolio

 A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.


(C) 1998 PaineWebber Incorporated

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